Note 14 - Series B Preferred Stock Warrants valuation assumption (Details) (Series B Preferred Stock Warrants)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Series B Preferred Stock Warrants
Average risk-free interest rates	0.99%	0.99%
Average expected life (in years)	1 year 5 months	1 year 5 months
Volatility	429.00%	429.00%